Leases (Tables)	12 Months Ended
Mar. 31, 2021
Leases [Abstract]
Future minimum rental income	The expected future minimum rental payments to be received are as follows:

Year ending March 31,	$ in thousands

2022	105

105

Weighted average discount rate measure operating lease liabilities

Year ended March 31, 2021	Office
$ in thousands
Assets
Right-of-use assets	232

Liabilities
Current portion of operating lease liabilities	105
Non-current portion of operating lease liabilities	127

232

Maturities of lease liabilities	Maturities of lease liabilities are as follows:

Year ending March 31,	$ in thousands
2022	111
2023	111
2024	19

241
Less: imputed interest	(9)

Total lease cost	232

Supplemental cash flow and Other Information

Supplemental cash flow and other information related to leases is as follows:

March 31, 2021	$ in thousands

Total lease liabilities	232
Cash payment for amount included in the measurement of lease liabilities	241
Weighted average remaining lease term (years)	2.1
Weighted average discount rate	4.05%